UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 - 11/30/2008

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                               Corporate Bonds                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%             DRS Technologies, Inc., 6.875%, 11/01/13                           USD  2,325   $   2,307,562
                                       L-3 Communications Holdings, Inc., 3%, 8/01/35 (a)                      2,020       1,865,975
                                                                                                                       -------------
                                                                                                                           4,173,537
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.9%                        Continental Airlines, Inc. Series 1997-4-B, 6.90%, 7/02/18              2,495       1,871,426
                                       Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12              487         331,150
                                                                                                                       -------------
                                                                                                                           2,202,576
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 2.0%                 Allison Transmission, Inc., 11%, 11/01/15 (b)                           1,235         605,150
                                       Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)                     1,845         747,225
                                       The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                         2,295       1,675,350
                                       The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                        2,325       1,735,031
                                       Lear Corp., 8.75%, 12/01/16                                             1,420         305,300
                                                                                                                       -------------
                                                                                                                           5,068,056
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                     Ford Capital BV, 9.50%, 6/01/10                                         1,192         429,120
                                       Ford Motor Co., 8.90%, 1/15/32                                          1,100         253,000
                                                                                                                       -------------
                                                                                                                             682,120
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%               Momentive Performance Materials, Inc., 11.50%, 12/01/16                 2,595         687,675
                                       Ply Gem Industries, Inc., 11.75%, 6/15/13                               3,110       1,842,675
                                                                                                                       -------------
                                                                                                                           2,530,350
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                 E*Trade Financial Corp., 12.50%, 11/30/17 (b)                           2,550       1,670,250
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.4%                       American Pacific Corp., 9%, 2/01/15                                     1,400       1,218,000
                                       Hexion U.S. Finance Corp., 6.649%, 11/15/14 (d)                         1,500         735,000
                                       Hexion U.S. Finance Corp., 9.75%, 11/15/14                                350         182,000
                                       Innophos, Inc., 8.875%, 8/15/14                                         1,250       1,062,500
                                       Key Plastics LLC, 11.75%, 3/15/13 (b)(e)(f)                               720          36,000
                                       MacDermid, Inc., 9.50%, 4/15/17 (b)                                     2,680       1,447,200
                                       Nalco Finance Holdings, Inc., 10.078%, 2/01/14 (g)                      1,168         922,720
                                       Terra Capital, Inc. Series B, 7%, 2/01/17                                 450         325,125
                                                                                                                       -------------
                                                                                                                           5,928,545
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                  Corrections Corp. of America, 7.50%, 5/01/11                            4,775       4,536,250
Supplies - 5.1%                        DI Finance Series B, 9.50%, 2/15/13                                       451         383,350
                                       Sally Holdings LLC, 9.25%, 11/15/14                                       350         264,250
                                       Sally Holdings LLC, 10.50%, 11/15/16                                      961         557,380
                                       US Investigations Services, Inc., 10.50%, 11/01/15 (b)                  1,100         803,000
                                       Waste Services, Inc., 9.50%, 4/15/14                                    4,775       3,629,000
                                       West Corp., 9.50%, 10/15/14                                             1,200         636,000
                                       West Corp., 11%, 10/15/16                                               4,470       1,922,100
                                                                                                                       -------------
                                                                                                                          12,731,330
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.3%        Nortel Networks Ltd., 9.003%, 7/15/11 (d)                               1,885         612,625
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.8%      Dycom Industries, Inc., 8.125%, 10/15/15                                2,825       1,935,125
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 2.0%          Nortek, Inc., 10%, 12/01/13                                             5,520       3,864,000
                                       Texas Industries, Inc., 7.25%, 7/15/13                                  1,285         976,600
                                                                                                                       -------------
                                                                                                                           4,840,600
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 5.6%          Berry Plastics Holding Corp., 5.871%, 9/15/14 (d)                       2,740       1,287,800

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                               Corporate Bonds                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------------------------
                                       Crown European Holdings SA, 6.25%, 9/01/11                         EUR  2,025   $   2,238,308
                                       Graphic Packaging International Corp., 8.50%, 8/15/11              USD  1,975       1,619,500
                                       Graphic Packaging International Corp., 9.50%, 8/15/13                   1,000         690,000
                                       Impress Holdings BV, 7.878%, 9/15/13 (b)(d)                               670         403,675
                                       Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13               USD  1,575       1,480,500
                                       Owens Brockway Glass Container, Inc., 6.75%, 12/01/14              EUR    295         284,847
                                       Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)                 USD  2,165         995,900
                                       Pregis Corp., 12.375%, 10/15/13                                         1,920       1,056,000
                                       Rock-Tenn Co., 8.20%, 8/15/11                                           3,175       2,921,000
                                       Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                  3,770         999,050
                                                                                                                       -------------
                                                                                                                          13,976,580
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                   Service Corp. International, 7%, 6/15/17                                4,775       3,438,000
Services - 1.4%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  Axcan Intermediate Holdings, Inc.,
Services - 3.5%                        12.75%, 3/01/16 (b)                                                       820         680,600
                                       FCE Bank Plc, 7.125%, 1/16/12                                      EUR  4,000       2,795,106
                                       FCE Bank Plc Series JD, 6.142%, 9/30/09 (d)                               425         394,173
                                       Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (d)                     USD    340         149,600
                                       Ford Motor Credit Co. LLC, 7.80%, 6/01/12                                 300         129,393
                                       GMAC LLC, 7.25%, 3/02/11                                                  950         387,951
                                       GMAC LLC, 4.403%, 12/01/14 (d)                                          2,500         750,000
                                       GMAC LLC, 6.75%, 12/01/14                                               4,021       1,306,531
                                       GMAC LLC, 8%, 11/01/31                                                  1,130         297,181
                                       Leucadia National Corp., 8.125%, 9/15/15                                2,100       1,821,750
                                                                                                                       -------------
                                                                                                                           8,712,285
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Broadview Networks Holdings, Inc., 11.375%, 9/01/12                     1,680       1,192,800
Services - 5.6%                        Cincinnati Bell, Inc., 7.25%, 7/15/13                                     415         340,300
                                       Qwest Communications International, Inc., 7.50%, 2/15/14                3,190       2,073,500
                                       Qwest Communications International, Inc.,
                                       Series B, 7.50%, 2/15/14                                                2,820       1,833,000
                                       Qwest Corp., 5.246%, 6/15/13 (d)                                        2,300       1,610,000
                                       Qwest Corp., 7.625%, 6/15/15                                              875         660,625
                                       Verizon Communications, Inc., 8.75%, 11/01/18                           2,210       2,210,566
                                       Windstream Corp., 8.125%, 8/01/13                                       4,800       3,960,000
                                                                                                                       -------------
                                                                                                                          13,880,791
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.4%              Edison Mission Energy, 7.50%, 6/15/13                                   2,975       2,424,625
                                       NSG Holdings LLC, 7.75%, 12/15/25 (b)                                   1,630       1,271,400
                                       Nevada Power Co. Series A, 8.25%, 6/01/11                               2,400       2,407,272
                                       Tenaska Alabama Partners LP, 7%, 6/30/21 (b)                            3,050       2,328,256
                                                                                                                       -------------
                                                                                                                           8,431,553
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%            Coleman Cable, Inc., 9.875%, 10/01/12                                   1,625       1,048,125
                                       UCAR Finance, Inc., 10.25%, 2/15/12                                        32          29,280
                                                                                                                       -------------
                                                                                                                           1,077,405
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                               Corporate Bonds                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 Sanmina-SCI Corp., 6.75%, 3/01/13                                  USD    175   $      87,500
Instruments - 0.3%                     Sanmina-SCI Corp., 8.125%, 3/01/16                                      1,655         744,750
                                                                                                                       -------------
                                                                                                                             832,250
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                     Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15                 335         217,750
Services - 0.6%                        Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17                 510         313,012
                                       North American Energy Partners, Inc., 8.75%, 12/01/11                   1,140         855,000
                                                                                                                       -------------
                                                                                                                           1,385,762
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%        AmeriQual Group LLC, 9.50%, 4/01/12 (b)                                 1,300         806,000
                                       Rite Aid Corp., 7.50%, 3/01/17                                          1,120         638,400
                                                                                                                       -------------
                                                                                                                           1,444,400
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%                   Del Monte Corp., 8.625%, 12/15/12                                       2,681       2,426,305
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                Biomet, Inc., 10.375%, 10/15/17 (c)                                       430         339,700
Supplies - 3.2%                        Biomet, Inc., 11.625%, 10/15/17                                           430         322,500
                                       Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)                     1,500         495,000
                                       DJO Finance LLC, 10.875%, 11/15/14                                      8,140       5,942,200
                                       Hologic, Inc., 2%, 12/15/37 (a)(h)                                      1,365         772,931
                                                                                                                       -------------
                                                                                                                           7,872,331
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Community Health Systems, Inc., 8.875%, 7/15/15                           850         682,125
Services - 3.5%                        HCA, Inc., 9.25%, 11/15/16                                                340         276,250
                                       Tenet Healthcare Corp., 6.375%, 12/01/11                                  550         418,000
                                       Tenet Healthcare Corp., 6.50%, 6/01/12                                  6,910       5,044,300
                                       Vanguard Health Holding Co. II, LLC, 9%, 10/01/14                       2,900       2,320,000
                                                                                                                       -------------
                                                                                                                           8,740,675
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  American Real Estate Partners LP, 7.125%, 2/15/13                       4,780       2,879,950
Leisure - 6.9%                         Caesars Entertainment, Inc., 7.875%, 3/15/10                            2,200       1,144,000
                                       Galaxy Entertainment Finance Co. Ltd., 7.323%, 12/15/10 (b)(d)            450         171,000
                                       Galaxy Entertainment Finance Co. Ltd., 9.875%, 12/15/12 (b)               875         323,750
                                       Gaylord Entertainment Co., 8%, 11/15/13                                 1,000         593,750
                                       Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)                         3,180       2,194,200
                                       Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)                       893         183,065
                                       Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)                    5,140         464,927
                                       Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10                 2,575         849,750
                                       Landry's Restaurants, Inc., 9.50%, 12/15/14                               380         343,900
                                       Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (b)         1,895       1,241,225
                                       MGM Mirage, 6%, 10/01/09                                                  600         486,000
                                       Penn National Gaming, Inc., 6.875%, 12/01/11                            3,150       2,835,000
                                       San Pasqual Casino, 8%, 9/15/13 (b)                                     1,575       1,165,500

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                               Corporate Bonds                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------------------------
                                       Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)       USD    560   $     252,000
                                       Station Casinos, Inc., 7.75%, 8/15/16                                   2,220         677,100
                                       Travelport LLC, 6.828%, 9/01/14 (d)                                       195          46,800
                                       Tropicana Entertainment LLC, 9.625%, 12/15/14 (e)(f)                      515          18,025
                                       Virgin River Casino Corp., 9%, 1/15/12                                  1,500         450,000
                                       Wynn Las Vegas LLC, 6.625%, 12/01/14                                    1,265         894,988
                                                                                                                       -------------
                                                                                                                          17,214,930
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%              American Greetings Corp., 7.375%, 6/01/16                               1,770       1,407,150
                                       Jarden Corp., 7.50%, 5/01/17                                            1,595       1,036,750
                                                                                                                       -------------
                                                                                                                           2,443,900
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.2%                     Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)                        610         431,575
                                       First Data Corp., 9.875%, 9/24/15                                       1,545         888,375
                                       SunGard Data Systems, Inc., 9.125%, 8/15/13                             3,750       2,906,250
                                       SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)                        1,700       1,309,000
                                                                                                                       -------------
                                                                                                                           5,535,200
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &          The AES Corp., 8.75%, 5/15/13 (b)                                          51          44,880
Energy Traders - 3.0%                  Energy Future Holding Corp., 11.25%, 11/01/17 (b)(c)                    5,575       2,968,688
                                       NRG Energy, Inc., 7.25%, 2/01/14                                        2,550       2,078,250
                                       NRG Energy, Inc., 7.375%, 2/01/16                                       2,000       1,625,000
                                       Texas Competitive Electric Holdings Co. LLC, 10.50%,
                                       11/01/16 (b)(c)                                                         1,575         850,500
                                                                                                                       -------------
                                                                                                                           7,567,318
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.6%        Sequa Corp., 11.75%, 12/01/15 (b)                                       4,010       1,764,400
                                       Sequa Corp., 13.50%, 12/01/15 (b)(c)                                    5,283       2,258,038
                                                                                                                       -------------
                                                                                                                           4,022,438
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                       Alliant Holdings I, Inc., 11%, 5/01/15 (b)                              2,600       1,852,500
                                       USI Holdings Corp., 6.024%, 11/15/14 (b)(d)                             1,070         440,038
                                                                                                                       -------------
                                                                                                                           2,292,538
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.8%                       AGY Holding Corp., 11%, 11/15/14                                        2,050       1,230,000
                                       Accuride Corp., 8.50%, 2/01/15                                            865         311,400
                                       RBS Global, Inc., 8.875%, 9/01/16                                         785         486,700
                                                                                                                       -------------
                                                                                                                           2,028,100
------------------------------------------------------------------------------------------------------------------------------------
Marine - 1.2%                          Horizon Lines, Inc., 4.25%, 8/15/12 (a)                                   960         490,800
                                       Navios Maritime Holdings, Inc., 9.50%, 12/15/14                           743         445,800
                                       Teekay Shipping Corp., 8.875%, 7/15/11                                  2,250       1,929,375
                                                                                                                       -------------
                                                                                                                           2,865,975
------------------------------------------------------------------------------------------------------------------------------------
Media - 13.4%                          Affinion Group, Inc., 10.125%, 10/15/13                                 2,189       1,499,465
                                       Allbritton Communications Co., 7.75%, 12/15/12                          2,800       1,624,000
                                       Barrington Broadcasting Group LLC, 10.50%, 8/15/14                      1,850         716,875
                                       CMP Susquehanna Corp., 9.875%, 5/15/14                                  3,175         563,562
                                       CSC Holdings, Inc. Series B, 7.625%, 4/01/11                            3,750       3,318,750
                                       Cablevision Systems Corp. Series B, 8%, 4/15/12                           775         635,500
                                       Charter Communications Holdings II, LLC, 10.25%, 9/15/10                5,975       3,032,312

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                               Corporate Bonds                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------------------------
                                       DirecTV Holdings LLC, 7.625%, 5/15/16                              USD  2,300   $   1,960,750
                                       EchoStar DBS Corp., 7%, 10/01/13                                          150         112,500
                                       Harland Clarke Holdings Corp., 6.899%, 5/15/15 (d)                        550         225,500
                                       Harland Clarke Holdings Corp., 9.50%, 5/15/15                             660         290,400
                                       Intelsat Corp., 9.25%, 6/15/16 (b)                                        810         676,350
                                       Liberty Media Corp., 3.125%, 3/30/23 (a)                                1,748       1,138,385
                                       Local Insight Regatta Holdings, Inc., 11%, 12/01/17                     1,117         524,990
                                       Mediacom LLC, 9.50%, 1/15/13                                            3,900       3,198,000
                                       Network Communications, Inc., 10.75%, 12/01/13                             40          13,200
                                       Nielsen Finance LLC, 10%, 8/01/14                                       5,785       4,165,200
                                       R.H. Donnelley Corp., 11.75%, 5/15/15 (b)                                 161          42,665
                                       Rainbow National Services LLC, 10.375%, 9/01/14 (b)                     2,570       2,223,050
                                       Salem Communications Corp., 7.75%, 12/15/10                             4,075       2,526,500
                                       TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                              7,315       3,950,100
                                       Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)                              1,915         797,119
                                                                                                                       -------------
                                                                                                                          33,235,173
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.6%                 Aleris International, Inc., 9%, 12/15/14 (c)                            1,625          97,500
                                       Aleris International, Inc., 10%, 12/15/16                               1,300         136,500
                                       FMG Finance Property Ltd., 10%, 9/01/13 (b)                               850         476,000
                                       FMG Finance Property Ltd., 10.625%, 9/01/16 (b)                         2,060       1,163,900
                                       Foundation PA Coal Co., 7.25%, 8/01/14                                  3,250       2,461,875
                                       Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (d)               2,555       1,533,000
                                       Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17                   1,650       1,171,500
                                       Newmont Mining Corp., 1.625%, 7/15/17 (a)                                 930         803,288
                                       Novelis, Inc., 7.25%, 2/15/15                                           3,175       1,841,500
                                       Ryerson, Inc., 10.568%, 11/01/14 (b)(d)                                   640         422,400
                                       Ryerson, Inc., 12%, 11/01/15 (b)                                          450         279,000
                                       Steel Dynamics, Inc., 7.375%, 11/01/12                                    820         606,800
                                       Vedanta Resources Plc, 9.50%, 7/18/18 (b)                               1,015         517,650
                                                                                                                       -------------
                                                                                                                          11,510,913
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                Neiman Marcus Group, Inc., 9%, 10/15/15 (c)                               645         274,125
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)                         2,005       1,263,150
Fuels - 8.1%                           Berry Petroleum Co., 8.25%, 11/01/16                                      800         504,000
                                       Chaparral Energy, Inc., 8.50%, 12/01/15                                 1,070         395,900
                                       Chesapeake Energy Corp., 7.25%, 12/15/18                                3,860       2,702,000
                                       Chesapeake Energy Corp., 2.25%, 12/15/38 (a)                            1,250         593,750
                                       Compton Petroleum Finance Corp., 7.625%, 12/01/13                       2,555       1,047,550
                                       Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)                        2,035       1,058,200
                                       EXCO Resources, Inc., 7.25%, 1/15/11                                    4,450       3,426,500
                                       Encore Acquisition Co., 6.25%, 4/15/14                                  3,150       2,173,500
                                       Forest Oil Corp., 7.25%, 6/15/19 (b)                                    3,595       2,462,575
                                       OPTI Canada, Inc., 8.25%, 12/15/14                                      2,710       1,056,900
                                       PetroHawk Energy Corp., 7.875%, 6/01/15 (b)                               975         687,375
                                       Sabine Pass LNG LP, 7.50%, 11/30/16                                       610         420,900

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                               Corporate Bonds                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------------------------
                                       SandRidge Energy, Inc., 7.508%, 4/01/14 (d)                        USD  1,000   $     667,633
                                       SandRidge Energy, Inc., 8.625%, 4/01/15 (c)                             1,100         695,750
                                       SandRidge Energy, Inc., 8%, 6/01/18 (b)                                 1,570       1,004,800
                                                                                                                       -------------
                                                                                                                          20,160,483
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.3%         Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (d)                         1,400         210,000
                                       Abitibi-Consolidated, Inc., 8.85%, 8/01/30                                310          55,800
                                       Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)                             1,628       1,090,661
                                       Bowater, Inc., 4.996%, 3/15/10 (d)                                      4,475       1,476,750
                                       Domtar Corp., 7.125%, 8/15/15                                           4,300       2,924,000
                                       NewPage Corp., 10%, 5/01/12                                             4,385       2,367,900
                                       Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11                       1,415         799,475
                                       Verso Paper Holdings LLC Series B, 6.943%, 8/01/14 (d)                    450         243,000
                                       Verso Paper Holdings LLC Series B, 9.125%, 8/01/14                      2,900       1,392,000
                                                                                                                       -------------
                                                                                                                          10,559,586
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%               Chattem, Inc., 7%, 3/01/14                                              2,030       1,766,100
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%                 Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (d)                   2,225       1,268,250
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                 FelCor Lodging LP, 8.50%, 6/01/11                                         480         332,400
Trusts (REITs) - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Forest City Enterprises, Inc., 7.625%, 6/01/15                          4,750       2,375,000
Development - 1.4%                     Realogy Corp., 10.50%, 4/15/14                                          3,090         540,750
                                       Realogy Corp., 12.375%, 4/15/15                                         3,492         558,720
                                                                                                                       -------------
                                                                                                                           3,474,470
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         Spansion, Inc., 5.328%, 6/01/13 (b)(d)                                  1,920         403,200
Equipment - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                        BMS Holdings, Inc., 10.595%, 2/15/12 (b)(c)(d)                            621         236,076
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.8%                Asbury Automotive Group, Inc., 7.625%, 3/15/17                            560         224,000
                                       AutoNation, Inc., 6.753%, 4/15/13 (d)(i)                                1,545         981,075
                                       AutoNation, Inc., 7%, 4/15/14                                           1,150         747,500
                                       Buffets, Inc., 12.50%, 11/01/14 (e)(f)                                    950           2,375
                                       General Nutrition Centers, Inc., 7.584%, 3/15/14 (c)(d)                 2,800       1,596,000
                                       General Nutrition Centers, Inc., 10.75%, 3/15/15                        2,260       1,299,500
                                       Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(h)                         1,685         730,869
                                       Michaels Stores, Inc., 10%, 11/01/14                                    1,350         425,250
                                       Michaels Stores, Inc., 11.375%, 11/01/16                                1,360         299,200
                                       United Auto Group, Inc., 7.75%, 12/15/16                                1,805         658,825
                                                                                                                       -------------
                                                                                                                           6,964,594
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             Levi Strauss & Co., 8.875%, 4/01/16                                     3,200       1,792,000
Goods - 1.1%                           Quiksilver, Inc., 6.875%, 4/15/15                                       2,725       1,008,250
                                                                                                                       -------------
                                                                                                                           2,800,250
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%      Residential Capital LLC, 8.50%, 5/15/10 (b)                             1,275         369,750
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             Centennial Cellular Operating Co. LLC, 10.125%, 6/15/13 (h)             2,675       2,638,219
Services - 8.9%                        Centennial Communications Corp., 9.633%, 1/01/13 (d)                    2,170       2,028,950

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                               Corporate Bonds                                                       (000)         Value
------------------------------------------------------------------------------------------------------------------------------------
                                       Cricket Communications, Inc., 9.375%, 11/01/14                     USD  1,850   $   1,468,437
                                       Cricket Communications, Inc., 10%, 7/15/15 (b)                          1,420       1,157,300
                                       Digicel Group Ltd., 8.875%, 1/15/15 (b)                                 2,160       1,112,400
                                       Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                              3,064       1,547,320
                                       FiberTower Corp., 9%, 11/15/12 (a)                                      1,000         301,250
                                       iPCS, Inc., 5.318%, 5/01/13 (d)                                         1,295         906,500
                                       MetroPCS Wireless, Inc., 9.25%, 11/01/14                                4,885       4,005,700
                                       Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)                  3,800       2,755,000
                                       Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)                          385         211,750
                                       Sprint Capital Corp., 7.625%, 1/30/11                                   4,545       3,272,400
                                       Verizon Wireless Capital LLC, 8.50%, 11/15/18 (b)                         630         635,662
                                                                                                                       -------------
                                                                                                                          22,040,888
------------------------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds - 110.3%                                                    273,960,108
------------------------------------------------------------------------------------------------------------------------------------
                                       Floating Rate Loan Interests
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.4%                 Allison Transmission Inc., Term Loan, 4.38% - 5.57%, 8/07/14            2,280       1,358,415
                                       Dana Corp. Term Advance, 6.75%, 1/31/15                                 3,007       1,783,941
                                       Delphi Automotive Systems Delay Draw Term Loan, 8.50%, 12/31/08           186          45,933
                                       Delphi Automotive Systems Term Loan, 8.50%, 12/31/08                    1,739         428,901
                                                                                                                       -------------
                                                                                                                           3,617,190
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                     Ford Motor Co. Term Loan B, 4.43%, 12/15/13                             1,570         627,921
                                       General Motors Corp. Secured Term Loan B, 5.795%, 11/29/13              1,294         497,966
                                                                                                                       -------------
                                                                                                                           1,125,887
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 3.0%               Building Material Corp. of America Term Loan Advance, 6.50% -
                                       6.625%, 2/22/14                                                           746         459,879
                                       CPG International, I Inc. Term Loan B, 7.20%, 2/28/11                   5,000       4,899,908
                                       Masonite International Canadian Term Loan, 5.50%, 4/06/13               1,571         909,754
                                       Masonite International U.S. Term Loan, 5%, 4/06/13                      1,541         892,041
                                                                                                                       -------------
                                                                                                                           7,161,582
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                 Marsico Parent Co., LLC Term Loan, 4.4375% - 7.75% 11/14/14               993         660,012
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                       PQ Corp. First Lien Term Loan, 6.72% - 7.02%, 5/29/16                     998         617,203
                                       PQ Corp. Second Lien Term Loan, 9.97%, 5/29/16                          5,500       2,612,500
                                       Wellman, Inc. Second Lien Term Loan, 9.989%, 2/10/10 (e)(f)             4,870         730,500
                                                                                                                       -------------
                                                                                                                           3,960,203
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%          Berry Plastics Corp. Loan, 11.334%, 6/15/14  (C)                        1,522         456,651
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication          Wind Telecomunicazione SpA Euro Facility Second Lien, 11.473%,
Services - 2.0%                        12/17/14                                                           EUR  4,770       5,052,773
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                               Floating Rate Loan Interests                                          (000)         Value
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                Community Health Systems, Inc. Term Loan, 4.446%, 7/25/14          USD  2,521   $   1,846,286
Services - 1.4%                        Rotech Healthcare, Inc. Term Loan, 9.135%, 9/26/11 (c)                  2,704       1,757,758
                                                                                                                       -------------
                                                                                                                           3,604,044
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  Travelport, Inc. Term Loan, 8.936%, 3/22/12 (c)                         4,622       1,201,841
Leisure - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &          Calpine Corp. First Priority Term Loan, 6.645%, 3/29/14                 1,047         732,779
Energy Traders - 2.5%                  TXU Corp Initial Tranche Term Loan B-1, 5.268% - 7.262%, 10/10/14         348         235,547
                                       TXU Corp Initial Tranche Term Loan B-2, 5.268% - 7.262%, 10/10/14       1,890       1,277,372
                                       TXU Corp Initial Tranche Term Loan B-3, 5.268% - 7.262%, 10/10/14       5,940       4,008,015
                                                                                                                       -------------
                                                                                                                           6,253,713
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.9%                       Navistar International Transportation Corp. Revolving Credit,
                                       4.686% - 7.126%, 1/19/12                                                  850         459,000
                                       Navistar International Transportation Corp. Term Loan, 4.686%,
                                       1/19/12                                                                 2,335       1,260,900
                                       Rexnord Corp. Loan, 9.81%, 3/02/13 (c)                                    666         519,619
                                                                                                                       -------------
                                                                                                                           2,239,519
------------------------------------------------------------------------------------------------------------------------------------
Media - 6.1%                           Affinion Group, Inc. Loan, 9.868%, 3/01/12                                650         260,000
                                       Catalina Marketing Group Senior Unsecured Interim Loan, 7.533%,
                                       10/09/17 (j)                                                            4,250       3,633,750
                                       Cenage Learning Acquisitions (Thomson Learning), Tranche 1
                                       Incremental Term Loan, 7.50%, 7/05/14                                   2,743       2,304,225
                                       Education Media and Publishing Mezzanine, 13.016%, 11/14/14             9,940       5,964,223
                                       Education Media and Publishing Tranche A Term Loan, 7.516%,
                                       11/14/14                                                                3,955       2,491,364
                                       New Vision Television Second Lien, 9.32%, 10/26/14                      1,750         525,000
                                                                                                                       -------------
                                                                                                                          15,178,562
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%                Dollar General Term Loan B1, 4.172% - 6.17%, 7/03/14                    1,015         779,266
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.4%     Turbo Beta Term, 14.50%, 3/15/18 (j)                                    3,635       3,562,633
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.8%         Georgia-Pacific LLC First Lien Term Loan B, 2.76% - 5.762%,
                                       12/22/12                                                                  530         406,628
                                       NewPage Corp. Term Loan, 7%, 12/21/14                                     496         364,123
                                       Verso Paper Holdings LLC Term Loan B, 10.012%, 2/01/13                  1,763       1,342,728
                                                                                                                       -------------
                                                                                                                           2,113,479
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               Realogy Corp. Letter of Credit, 1.751%, 9/22/14                           205         117,234
Development - 0.2%                     Realogy Corp. Term Loan B, 5.706%, 9/22/14                                640         366,000
                                                                                                                       -------------
                                                                                                                             483,234
------------------------------------------------------------------------------------------------------------------------------------
                                       Total Floating Rate Loan Interests - 23.1%                                         57,450,589
------------------------------------------------------------------------------------------------------------------------------------
                                       Common Stocks                                                          Shares
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                 E*Trade Financial Corp. (e)                                           116,170         156,830
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.5%        Loral Space & Communications Ltd. (e)                                 134,482       1,136,373
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                              Common Stocks                                                         Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%           Medis Technologies Ltd. (e)                                           116,910   $      78,330
                                      SunPower Corp. Class B                                                  1,235          32,135
                                                                                                                      -------------
                                                                                                                            110,465
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%    EXCO Resources, Inc.                                                  104,280         799,828
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%        Ainsworth Lumber Co. Ltd.                                             197,451         208,564
                                      Ainsworth Lumber Co. Ltd. (b)                                         221,591         233,874
                                      Western Forest Products, Inc. Restricted Shares (e)                    78,039          30,833
                                                                                                                      -------------
                                                                                                                            473,271
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Common Stocks - 1.1%                                                          2,676,767
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Par
                                      Capital Trusts                                                        (000)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                 Citigroup, Inc. Series E, 8.40% (d)(k)                             USD  4,940       2,916,823
Services - 1.9%                       JPMorgan Chase & Co., 7.90% (d)(k)                                      2,275       1,780,961
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Capital Trusts - 1.9%                                                         4,697,784
-----------------------------------------------------------------------------------------------------------------------------------
                                      Warrants (l)                                                           Shares
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &               HealthSouth Corp. (expires 1/16/14)                                    54,577               1
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Warrants - 0.0%                                                                       1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Beneficial
                                                                                                          Interest
                                      Other Interests (m)                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                          Adelphia Escrow (j)                                                USD  1,300             130
-----------------------------------------------------------------------------------------------------------------------------------
                                      Adelphia Recovery Trust (j)                                             1,630           6,522
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Other Interests - 0.0%                                                            6,652
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Long-Term Investments
                                      (Cost - $543,338,489) - 136.4%                                                    338,791,901
-----------------------------------------------------------------------------------------------------------------------------------
                                      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                      BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (n)(o)           999         999,169
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities
                                      (Cost - $999,169) - 0.4%                                                              999,169
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments
                                      (Cost - $544,337,228*) - 136.8%                                                   339,791,070

                                      Liabilities in Excess of Other Assets - (36.8)%                                   (91,491,712)
                                                                                                                      -------------
                                      Net Assets - 100.0%                                                             $ 248,299,358
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 545,256,207
                                                                  =============
      Gross unrealized appreciation                                          --
      Gross unrealized depreciation                               $(205,465,137)
                                                                  -------------
      Net unrealized depreciation                                 $(205,465,137)
                                                                  =============

(a)   Convertible security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)   Variable rate security. Rate shown is as of report date.

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

(e)   Non-income producing security.
(f)   Issuer filed for bankruptcy or is in default of interest payments.
(g) Represents a step bond. Rate shown reflects effective yield at time of purchase.
(h)   Represents a step bond. Rate shown is as of report date.
(i) All or a portion of the security has been pledged as collateral in connection with swaps.
(j)   Security is fair valued.
(k)   Security is perpetual in nature and has no stated maturity date.
(l) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(m) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(n)   Represents the current yield as of report date.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------
      Affiliate                                               Net Activity          Income
      -------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      USD (13,278,014)      $ 13,400
      -------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

o Foreign currency exchange contracts as of November 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Currency                 Currency           Settlement       Appreciation
      Purchased                  Sold                Date         (Depreciation)
      --------------------------------------------------------------------------
      USD  6,119,822        EUR  4,847,000         12/10/08       $     (36,682)
      USD  2,279,987        EUR  1,820,000         12/10/08             (31,719)
      USD  2,509,087        EUR  1,967,000         1/21/09               11,144
      USD    355,624        EUR    284,000         1/21/09               (5,035)
      USD    291,324        CAD    345,000         1/29/09               12,993
      --------------------------------------------------------------------------
      Total                                                       $     (49,299)
                                                                  ==============

o Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                                                 Notional
                          Pay Fixed                                                Credit         Amount         Unrealized
      Issuer                 Rate        Counterparty           Expiration       Rating (1)      (000)(2)       Depreciation
      -----------------------------------------------------------------------------------------------------------------------
      Ford Motor Co.         3.80%       UBS Warburg            March 2010          CCC          USD 1,590      $ (1,025,313)
      Ford Motor Co.         5.00%       The Goldman Sachs
                                         Group, Inc.            June 2010           CCC          USD 6,330        (4,118,007)
      -----------------------------------------------------------------------------------------------------------------------
      Total                                                                                                     $ (5,143,320)
                                                                                                                =============

      (1) Using the higher of Standard and Poor's or Moody's Investors Service ratings.
      (2) The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

o     Currency Abbreviations:

      CAD   Canadian Dollar
      EUR   Euro
      USD   U.S. Dollar

o Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

            The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                 Investments in             Other Financial
              Inputs                    Securities                 Instruments*
            --------------------------------------------------------------------
            Level 1                    $   2,442,891                         --
            Level 2                      308,666,786               $ (5,192,619)
            Level 3                       28,681,393                         --
            --------------------------------------------------------------------
            Total                      $ 339,791,070               $ (5,192,619)
                                       =========================================
            * Other financial instruments are forward foreign exchange contracts and swaps.

            The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
            --------------------------------------------------------------------
                                                                  Investments in
                                                                    Securities
            --------------------------------------------------------------------
            Balance, as of September 1, 2008                       $  7,513,886
            Accrued discounts/premiums                                   30,647
            Realized gain (loss)                                          1,049
            Change in unrealized appreciation (depreciation)         (9,806,384)
            Net purchases (sales)                                     4,177,579
            Net transfers in/out of Level 3                          26,764,616
            --------------------------------------------------------------------
            Balance, as of November 30, 2008                       $ 28,681,393
                                                                   =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 20, 2009


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: January 20, 2009